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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06640

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period: February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN STRATEGIC
INCOME PORTFOLIO INC.

ASP

AMERICAN STRATEGIC
INCOME PORTFOLIO INC. II

BSP

AMERICAN STRATEGIC
INCOME PORTFOLIO INC. III

CSP

AMERICAN SELECT
PORTFOLIO INC.

SLA

February 28, 2006
SEMIANNUAL REPORT

FIRST AMERICAN MORTGAGE FUNDS

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements	10

Notes to Financial Statements	16

Schedule of Investments	27

Notice to Shareholders	42

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

American Strategic Income Portfolio

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2006, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	96.7%	Current	100.0%
30 Days	2.1%	30 Days	0.0%
60 Days	1.2%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	0.0%

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2006. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2006, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	100.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	0.0%

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2006. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2006, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	98.1%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	1.9%

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2006. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2006 Semiannual Report

First American Mortgage Funds

American Select Portfolio

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Delinquent Loan Profile

The tables below show the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2006, based on the value outstanding.

Multifamily and commercial loans
Current	100.0%
30 Days	0.0%
60 Days	0.0%
90 Days	0.0%
120+ Days	0.0%

2006 Semiannual Report

First American Mortgage Funds

American Select Portfolio

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 28, 2006. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

2006 Semiannual Report

First American Mortgage Funds

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Financial STATEMENTS

Statements of Assets and Liabilities February 28, 2006 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Assets:
Investments in unaffiliated securities, at value (cost: $58,527,369, $259,532,193, $315,773,285, $178,933,464) (note 2)	$58,146,720	$249,097,130	$308,283,377	$178,525,824
Investments in affiliated money market fund, at value (cost: $2,043,781, $6,077,656, $25,509,538, $1,751,885) (note 3)	2,043,781	6,077,656	25,509,538	1,751,885
Real estate owned (cost: $0, $13,225,000, $0, $0) (note 2)	—	10,088,000	—	—
Cash	—	1,753,582	188,349	76,136
Receivable for accrued interest	279,195	554,016	552,321	940,800
Prepaid expenses	4,320	248,479	4,355	4,335
Other assets	13,424	507,239	310,902	33,137
Total assets	60,487,440	268,326,102	334,848,842	181,332,117
Liabilities:
Payable for investments purchased	—	—	22,164,999	—
Payable for reverse repurchase agreements (note 2)	7,933,424	74,266,985	53,160,666	40,069,991
Payable for investment advisory fees (note 3)	24,517	101,787	113,814	53,880
Bank overdraft	610,011	—	—	—
Payable for administrative fees (note 3)	14,816	41,897	54,495	31,871
Payable for interest expense	10,919	276,206	49,250	102,401
Payable for professional fees	24,174	23,679	23,219	18,948
Payable for other expenses	49,118	117,186	145,635	95,557
Total liabilities	8,666,979	74,827,740	75,712,078	40,372,648
Net assets applicable to outstanding capital stock	$51,820,461	$193,498,362	$259,136,764	$140,959,469
Composition of net assets:
Capital stock and additional paid-in capital	$54,221,146	$207,236,709	$263,968,796	$139,930,119
Undistributed net investment income	133,843	884,730	2,542,619	1,591,677
Accumulated net realized gain (loss) on investments (note 5)	(2,153,879)	(1,051,014)	115,257	(154,687)
Unrealized appreciation or depreciation of investments	(380,649)	(13,572,063)	(7,489,908)	(407,640)
Total–representing net assets applicable to capital stock	$51,820,461	$193,498,362	$259,136,764	$140,959,469
Net asset value and market price of capital stock:
Net assets outstanding	$51,820,461	$193,498,362	$259,136,764	$140,959,469
Shares outstanding (authorized 1 billion shares for each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.25	$12.10	$12.13	$13.22
Market price per share	$10.80	$11.21	$10.90	$11.94

See accompanying Notes to Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

Financial STATEMENTS continued

Statements of Operations For the Six-Month Period Ended February 28, 2006 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Investment income:
Interest from unaffiliated securities	$1,722,329	$8,806,999	$11,425,654	$5,911,258
Dividends from unaffiliated securities	355,255	814,761	1,234,952	457,701
Dividends from affiliated money market fund	33,046	128,825	182,945	68,400
Total investment income	2,110,630	9,750,585	12,843,551	6,437,359
Expenses (note 3):
Investment advisory fees	145,143	587,995	754,736	350,424
Interest expense	161,568	1,724,779	1,678,611	781,768
Administrative fees	63,965	238,240	317,057	175,212
Custodian fees	5,117	19,270	28,500	14,131
Mortgage servicing fees	8,893	10,857	28,452	13,263
Professional fees	11,055	8,492	5,689	27,980
Postage and printing fees	28,956	33,584	42,824	19,348
Transfer agent fees	10,996	7,542	17,007	6,792
Listing fees	7,910	4,494	3,349	2,423
Directors' fees	4,232	15,347	30,032	497
Operating expenses on real estate owned (note 2)	—	55,866	—	—
Other expenses	(54,530)	(176,623)	(199,387)	(86,226)
Total expenses	393,305	2,529,843	2,706,870	1,305,612
Less: Indirect payments from the custodian	(174)	(3,276)	(3,964)	(2,292)
Total net expenses	393,131	2,526,567	2,702,906	1,303,320
Net investment income	1,717,499	7,224,018	10,140,645	5,134,039
Net realized and unrealized gains (losses) on investments (note 4):
Net realized gain on investments	87,013	293,102	1,488,108	1,009,348
Net change in unrealized appreciation or depreciation of investments	(680,366)	(616,053)	(2,198,064)	(1,257,265)
Net loss on investments	(593,353)	(322,951)	(709,956)	(247,917)
Net increase in net assets resulting from operations	$1,124,146	$6,901,067	$9,430,689	$4,886,122

See accompanying Notes to Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

Financial STATEMENTS continued

Statements of Changes in Net Assets

	American Strategic Income Portfolio			American Strategic Income Portfolio II
	Six-Month Period Ended 2/28/06 (unaudited)	Nine-Month Fiscal Period Ended 8/31/05	Year Ended 11/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Three-Month Fiscal Period Ended 8/31/05	Year Ended 5/31/05
Operations:
Net investment income	$1,717,499	$2,316,915	$3,984,412	$7,224,018	$3,624,332	$16,890,818
Net realized gain on investments	87,013	58,003	295,555	293,102	26,208	1,229,106
Net change in unrealized appreciation or depreciation of investments	(680,366)	(874,358)	(704,969)	(616,053)	(3,990,486)	(10,543,368)
Net increase (decrease) in net assets resulting from operations	1,124,146	1,500,560	3,574,998	6,901,067	(339,946)	7,576,556
Distributions to shareholders (note 2):
From net investment income	(1,586,749)	(2,648,649)	(3,680,958)	(7,673,156)	(3,836,578)	(16,545,245)
From net realized gain on investments	—	—	—	—	—	—
From return of capital	—	(69,601)	—	—	—	—
Total distributions	(1,586,749)	(2,718,250)	(3,680,958)	(7,673,156)	(3,836,578)	(16,545,245)
Capital share transactions (note 2):
Proceeds from shares issued from reinvested dividends	—	—	13,287 (1)	—	—	—
Total increase (decrease) in net assets	(462,603)	(1,217,690)	(92,673)	(772,089)	(4,176,524)	(8,968,689)
Net assets at beginning of period	52,283,064	53,500,754	53,593,427	194,270,451	198,446,975	207,415,664
Net assets at end of period	$51,820,461	$52,283,064	$53,500,754	$193,498,362	$194,270,451	$198,446,975
Undistributed net investment income	$133,843	$3,093	$373,566	$884,730	$1,333,868	$1,546,114

(1)  1,037 shares issued from reinvested dividends.

See accompanying Notes to Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

	American Strategic Income Portfolio III			American Select Portfolio
	Six-Month Period Ended 2/28/06 (unaudited)	Three-Month Fiscal Period Ended 8/31/05	Year Ended 5/31/05	Six-Month Period Ended 2/28/06 (unaudited)	Nine-Month Fiscal Period Ended 8/31/05	Year Ended 11/30/04
Operations:
Net investment income	$10,140,645	$4,844,750	$20,831,904	$5,134,039	$10,239,695	$11,009,521
Net realized gain on investments	1,488,108	514,206	1,856,772	1,009,348	1,518,160	331,712
Net change in unrealized appreciation or depreciation of investments	(2,198,064)	(2,099,636)	(6,889,418)	(1,257,265)	(246,923)	(3,180,143)
Net increase (decrease) in net assets resulting from operations	9,430,689	3,259,320	15,799,258	4,886,122	11,510,932	8,161,090
Distributions to shareholders (note 2):
From net investment income	(8,328,851)	(4,484,766)	(21,302,633)	(7,037,049)	(6,930,427)	(11,115,340)
From net realized gain on investments	(10,037)	—	—	(1,531,837)	—	—
From return of capital	—	—	—	—	—	—
Total distributions	(8,338,888)	(4,484,766)	(21,302,633)	(8,568,886)	(6,930,427)	(11,115,340)
Capital share transactions (note 2):
Proceeds from shares issued from reinvested dividends	—	—	—	—	—	—
Total increase (decrease) in net assets	1,091,801	(1,225,446)	(5,503,375)	(3,682,764)	4,580,505	(2,954,250)
Net assets at beginning of period	258,044,963	259,270,409	264,773,784	144,642,233	140,061,728	143,015,978
Net assets at end of period	$259,136,764	$258,044,963	$259,270,409	$140,959,469	$144,642,233	$140,061,728
Undistributed net investment income	$2,542,619	$730,825	$370,841	$1,591,677	$3,494,687	$185,419

See accompanying Notes to Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

Financial STATEMENTS continued

Statements of Cash Flows For the Six-Month Period Ended February 28, 2006 (unaudited)

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Cash flows from operating activities:
Net increase/decrease in net assets resulting from operations	$1,124,146	$6,901,067	$9,430,689	$4,886,122
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(6,794,238)	(48,864,464)	(97,925,367)	(34,073,695)
Proceeds from paydowns and sales of investments	7,348,503	39,604,595	97,731,201	27,094,171
Net purchases/sales of short-term securities	(1,099,580)	(2,688,651)	(14,416,706)	744,666
Net amortization/accretion of bond discount and premium	1,077	8,257	5,561	3,583
Net change in unrealized appreciation or depreciation of investments	680,366	616,053	2,198,064	1,257,265
Net realized gain/loss on investments	(87,013)	(293,102)	(1,488,108)	(1,009,348)
Increase/decrease in accrued interest receivable	(4,390)	(204,565)	203,685	(98,466)
Increase/decrease in prepaid expenses	18,944	(106,099)	184,041	64,229
Increase/decrease in other assets	2,947	(147,201)	(112,052)	(16,275)
Increase/decrease in accrued fees and expenses	(72,950)	(93,872)	21,801,155	(102,273)
Net cash provided by (used in) operating activities	1,117,812	(5,267,982)	17,612,163	(1,250,021)
Cash flows from financing activities:
Net payments from/proceeds for reverse repurchase agreements	(93,278)	13,737,053	(9,328,304)	10,005,171
Distributions paid to shareholders	(1,586,749)	(7,673,156)	(8,338,888)	(8,568,886)
Net cash provided by (used in) in financing activities	(1,680,027)	6,063,897	(17,667,192)	1,436,285
Net increase/decrease in cash	(562,215)	795,915	(55,029)	186,264
Cash or bank overdraft at beginning of period	(47,796)	957,667	243,378	(110,128)
Cash or bank overdraft at end of period	$(610,011)	$1,753,582	$188,349	$76,136
Supplemental disclosure of cash flow information: Cash paid for interest	$159,852	$1,459,699	$1,846,630	$781,438
Non-cash financing activities resulting from reinvested dividends	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

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Notes to Financial STATEMENTS (unaudited as to February 28, 2006)

(1) Organization	American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. government securities, corporate debt securities, preferred stock issued by real estate investment trusts, and mortgage servicing rights. In addition, the funds may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year-ends from May 31 to August 31 for BSP and CSP, and from November 30 to August 31 for ASP and SLA, effective with the fiscal period ended August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the funds' investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The funds' investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and

2006 Semiannual Report

First American Mortgage Funds

therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the funds and third parties.

As of February 28, 2006, ASP, BSP, CSP, and SLA had fair valued securities with values of $40,915,319, $210,832,209, $257,609,657, and $155,291,300, respectively, or 79.0%, 109.0%, 99.4%, and 110.2% of net assets, respectively.

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans and Participation Mortgages

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the funds generally will not be able to unilaterally enforce their rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

The funds do not record past due interest as income until received. The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss.

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First American Mortgage Funds

Notes to Financial STATEMENTS continued

At February 28, 2006, CSP had one loan representing 1.8% of net assets that was 120 or more days delinquent as to the timely monthly payment of principal and interest. This delinquency relates solely to a multifamily whole loan and represents 1.9% of total multifamily and commercial loans outstanding at February 28, 2006. At February 28, 2006, no single family or commercial loans were delinquent.

At February 28, 2006, no loans were 120 or more days delinquent in ASP, BSP, or SLA.

Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining any real estate owned. On February 28, 2006, BSP owned an apartment building with a value of $10,088,000, for a total of 5.2% of the fund's net assets. BSP did not receive any rental income but did incur $55,866 of expenses during the six-month period ended February 28, 2006. BSP did not hold any other real estate during the six-month period ended February 28, 2006. BSP did not recognize any net realized gains (losses) during this same period.

On February 28, 2006, ASP, CSP, and SLA owned no real estate.

Mortgage Servicing Rights

The fund may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Reverse repurchase agreements may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the funds, and are subject to the funds' overall restriction on borrowing under which each fund must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2006, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $7,491,730, $61,899,336, $61,435,858, and $29,696,987, respectively, and the weighted average interest rates paid by the funds on such borrowings were 4.12%, 4.92%, 5.01%, and 4.83%, respectively.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2006, the funds had no outstanding when-issued or forward-commitment securities.

2006 Semiannual Report

First American Mortgage Funds

Federal Taxes

The funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

The tax character of distributions paid during the six-month period ended February 28, 2006, the nine-month fiscal period ended August 31, 2005, and the fiscal year ended November 30, 2004 were as follows:

	American Strategic Income Portfolio			American Select Portfolio
	Six-Month Period Ended 2/28/06 (unaudited)	Nine-Month Fiscal Period Ended 8/31/05	Year Ended 11/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Nine-Month Fiscal Period Ended 8/31/05	Year Ended 11/30/04
Distributions paid from ordinary income	$1,586,749	$2,648,649	$3,680,958	$7,037,049	$6,930,427	$11,115,340
Long-term capital gains	—	—	—	1,531,837	—	—
Return of capital	—	69,601	—	—	—	—
Total	$1,586,749	$2,718,250	$3,680,958	$8,568,886	$6,930,427	$11,115,340

The tax character of distributions paid during the six-month period ended February 28, 2006, the three-month fiscal period ended August 31, 2005, and fiscal year ended May 31, 2005 were as follows:

	American Strategic Income Portfolio II			American Strategic Income Portfolio III
	Six-Month Period Ended 2/28/06 (unaudited)	Three-Month Fiscal Period Ended 8/31/05	Year Ended 5/31/05	Six-Month Period Ended 2/28/06 (unaudited)	Three-Month Fiscal Period Ended 8/31/05	Year Ended 5/31/05
Distributions paid from ordinary income	$7,673,156	$3,836,578	$16,545,245	$8,328,851	$4,484,766	$21,302,633
Long-term capital gains	—	—	—	10,037	—	—
Total	$7,673,156	$3,836,578	$16,545,245	$8,338,888	$4,484,766	$21,302,633

At August 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	American Strategic Income Portfolio	American Strategic Income Portfolio II	American Strategic Income Portfolio III	American Select Portfolio
Undistributed ordinary income	$—	$1,333,868	$730,772	$3,494,687
Accumulated capital gains (losses)	(1,943,334)	(811,879)	(286,617)	1,356,052
Unrealized appreciation (depreciation)	5,253	(13,488,247)	(6,367,988)	(138,625)
Accumulated earnings (deficit)	$(1,938,081)	$(12,966,258)	$(5,923,833)	$4,712,114

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated realized gains (losses) at February 28, 2006, is attributable to a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the funds are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested

2006 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

Repurchase Agreements and Other Short-Term Securities

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the 2004 financial statements have been reclassified to conform to the current presentation.

(3) Expenses	Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, USBAM provides investment advice and, in general, conducts the management and investment activities of the funds.

2006 Semiannual Report

First American Mortgage Funds

The funds may invest in money market funds that are a series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to these funds and the related money market funds, USBAM will reimburse to each fund an amount equal to the investment advisory fees received from the related money market funds that are attributable to the assets of that fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

USBAM serves as the funds' administrator pursuant to administration agreements between USBAM and each fund. Under these agreements, USBAM receives a monthly administrative fee from each fund in an amount equal to an annualized rate of 0.25% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as each fund's custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used reduce to portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees for ASP, BSP, CSP, and SLA were increased by $0, $207, $3,135, and $114 as a result of overdrafts and reduced by $174, $3,276, $3,964, and $2,292 as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2006, were as follows:

	Cost of Purchases	Proceeds from Sales
American Strategic Income Portfolio	$6,794,238	$7,348,503
American Strategic Income Portfolio II	48,864,464	39,604,595
American Strategic Income Portfolio III	97,925,367	97,731,201
American Select Portfolio	34,073,695	27,094,171

2006 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

Included in proceeds from sales for ASP, BSP, CSP, and SLA were $41,887, $241,593, $1,391,181, and $974,181, respectively, from prepayment penalties.

(5) Capital Loss Carryover	For federal income tax purposes, the funds had capital loss carryovers at August 31, 2005, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
	2007	2008	2009	2010	2011	2012	2013
American Strategic Income Portfolio	$—	$911,242	$—	$737,067	$267,385	$—	$27,641
American Strategic Income Portfolio II	—	—	—	—	58,161	—	753,718
American Strategic Income Portfolio III	69,740	—	—	—	—	—	216,877

(6) Indemnifications	The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(7) Investment Advisor Name Change	Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

2006 Semiannual Report

First American Mortgage Funds

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio

	Six-Month Period Ended 2/28/06	Nine-Month Fiscal Period Ended	Year Ended November 30,
	(unaudited)	8/31/05	2004	2003	2002	2001	2000
Per-Share Data
Net asset value, beginning of period	$12.36	$12.64	$12.67	$12.61	$12.63	$12.51	$12.35
Operations:
Net investment income	0.41	0.55	0.94	0.89	0.96	1.05	0.97
Net realized and unrealized gains (losses) on investments	(0.14)	(0.19)	(0.10)	0.04	0.05	0.13	0.15
Total from operations	0.27	0.36	0.84	0.93	1.01	1.18	1.12
Distributions to shareholders:
From net investment income	(0.38)	(0.62)	(0.87)	(0.87)	(1.03)	(1.06)	(0.96)
From return of capital	—	(0.02)	—	—	—	—	—
Total distributions	(0.38)	(0.64)	(0.87)	(0.87)	(1.03)	(1.06)	(0.96)
Net asset value, end of period	$12.25	$12.36	$12.64	$12.67	$12.61	$12.63	$12.51
Market value, end of period	$10.80	$11.35	$12.00	$12.80	$12.05	$12.79	$11.19
Selected Information
Total return, net asset value (a)	7.03% (e)	2.94% (e)	6.85%	7.65%	8.32%	9.85%	9.55%
Total return, market value (b)	3.51% (e)	(0.14)%(e)	0.48%	13.92%	2.32%	24.73%	6.68%
Net assets at end of period (in millions)	$52	$52	$54	$54	$53	$53	$53
Ratio of expenses to average weekly net assets	1.54% (d)	1.59% (d)	1.41%	2.00%	2.81%	2.70%	3.92%
Ratio of expenses to average weekly net assets excluding interest expense	0.90% (d)	1.17% (d)	1.13%	1.39%	1.63%	1.34%	1.56%
Ratio of net investment income to average weekly net assets	6.71% (d)	5.85% (d)	7.46%	7.08%	7.56%	8.25%	7.85%
Portfolio turnover rate	12%	10%	26%	50%	18%	30%	32%
Amount of borrowings outstanding at end of period (in millions)	$8	$8	$7	$16	$17	$22	$12
Per-share amount of borrowings outstanding at end of period	$1.87	$1.90	$1.64	$3.69	$3.92	$5.19	$2.77
Per-share amount of net assets, excluding borrowings, at end of period	$14.12	$14.48	$14.28	$16.36	$16.53	$17.82	$15.28
Asset coverage ratio (c)	753%	751%	872%	443%	421%	343%	552%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

(e)  Total return has not been annualized.

2006 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio II

	Six-Month Period Ended 2/28/06		Three-Month Fiscal Period Ended	Year Ended May 31,
	(unaudited)		8/31/05	2005	2004	2003	2002	2001
Per-Share Data
Net asset value, beginning of period	$12.15		$12.41	$12.98	$13.12	$13.29	$13.06	$12.20
Operations:
Net investment income	0.45		0.23	1.06	1.12	1.12	1.13	1.06
Net realized and unrealized gains (losses) on investments	(0.02)		(0.25)	(0.59)	(0.12)	(0.15)	0.23	0.83
Total from operations	0.43		(0.02)	0.47	1.00	0.97	1.36	1.89
Distributions to shareholders:
From net investment income	(0.48)		(0.24)	(1.04)	(1.14)	(1.14)	(1.13)	(1.03)
Net asset value, end of period	$12.10		$12.15	$12.41	$12.98	$13.12	$13.29	$13.06
Market value, end of period	$11.21		$11.57	$12.00	$12.84	$13.70	$13.17	$12.30
Selected Information
Total return, net asset value (a)	3.62% (e)		0.17% (e)	3.85%	7.95%	7.59%	10.66%	15.97%
Total return, market value (b)	1.22% (e)		(1.59)%(e)	1.51%	2.16%	13.51%	16.94%	21.98%
Net assets at end of period (in millions)	$193		$194	$198	$207	$209	$212	$208
Ratio of expenses to average weekly net assets	2.65	% (d)	2.28% (d)	1.78%	1.77%	2.99%	2.30%	3.37%
Ratio of expenses to average weekly net assets excluding interest expense	0.84% (d)		1.06% (d)	1.13%	1.18%	1.68%	1.15%	1.19%
Ratio of net investment income to average weekly net assets	7.58% (d)		7.36% (d)	8.40%	8.61%	8.52%	8.55%	8.45%
Portfolio turnover rate	16%		8%	44%	34%	24%	46%	21%
Amount of borrowings outstanding at end of period (in millions)	$74		$61	$49	$63	$73	$83	$70
Per-share amount of borrowings outstanding at end of period	$4.65		$3.79	$3.09	$3.94	$4.55	$5.18	$4.37
Per-share amount of net assets, excluding borrowings, at end of period	$16.75		$15.94	$15.50	$16.92	$17.67	$18.47	$17.43
Asset coverage ratio (c)	360%		421%	502%	429%	388%	356%	399%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

(e)  Total return has not been annualized.

2006 Semiannual Report

First American Mortgage Funds

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Strategic Income Portfolio III

	Six-Month Period Ended 2/28/06	Three-Month Fiscal Period Ended	Year Ended May 31,
	(unaudited)	8/31/05	2005	2004	2003	2002	2001
Per-Share Data
Net asset value, beginning of period	$12.08	$12.14	$12.40	$12.52	$12.55	$12.37	$11.67
Operations:
Net investment income	0.47	0.23	0.98	1.04	1.07	1.08	1.02
Net realized and unrealized gains (losses) on investments	(0.03)	(0.08)	(0.24)	(0.04)	(0.05)	0.15	0.70
Total from operations	0.44	0.15	0.74	1.00	1.02	1.23	1.72
Distributions to shareholders:
From net investment income	(0.39)	(0.21)	(1.00)	(1.12)	(1.05)	(1.05)	(1.02)
Net asset value, end of period	$12.13	$12.08	$12.14	$12.40	$12.52	$12.55	$12.37
Market value, end of period	$10.90	$11.10	$11.79	$12.00	$12.67	$12.43	$11.88
Selected Information
Total return, net asset value (a)	3.72% (e)	1.67% (e)	6.31%	8.31%	8.44%	10.29%	15.28%
Total return, market value (b)	1.82% (e)	(4.09)%(e)	6.64%	3.49%	11.01%	14.04%	23.05%
Net assets at end of period (in millions)	$259	$258	$259	$265	$267	$268	$264
Ratio of expenses to average weekly net assets	2.13% (d)	2.21% (d)	1.90%	1.68%	2.85%	2.30%	3.43%
Ratio of expenses to average weekly net assets excluding interest expense	0.81% (d)	1.06% (d)	1.12%	1.13%	1.71%	1.15%	1.16%
Ratio of net investment income to average weekly net assets	7.87% (d)	7.49% (d)	8.01%	8.32%	8.55%	8.68%	8.44%
Portfolio turnover rate	32%	13%	48%	44%	20%	42%	23%
Amount of borrowings outstanding at end of period (in millions)	$53	$62	$59	$75	$63	$99	$72
Per-share amount of borrowings outstanding at end of period	$2.49	$2.93	$2.74	$3.53	$2.93	$4.66	$3.39
Per-share amount of net assets, excluding borrowings, at end of period	$14.62	$14.82	$14.88	$15.93	$15.45	$17.21	$15.76
Asset coverage ratio (c)	587%	513%	543%	451%	527%	369%	465%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

(e)  Total return has not been annualized.

2006 Semiannual Report

First American Mortgage Funds

Notes to Financial STATEMENTS continued

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

American Select Portfolio

	Six-Month Period Ended 2/28/06	Nine-Month Fiscal Period Ended	Year Ended November 30,
	(unaudited)	8/31/05	2004	2003	2002	2001	2000
Per-Share Data
Net asset value, beginning of period	$13.57	$13.14	$13.41	$13.48	$13.38	$12.85	$12.67
Operations:
Net investment income	0.48	0.96	1.03	1.05	1.13	1.13	1.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.12	(0.26)	(0.04)	0.17	0.47	0.18
Total from operations	0.46	1.08	0.77	1.01	1.30	1.60	1.19
Distributions to shareholders:
From net investment income	(0.66)	(0.65)	(1.04)	(1.08)	(1.20)	(1.07)	(1.01)
From net realized gain on investments	(0.15)	—	—	—	—	—	—
Total distributions	(0.81)	(0.65)	(1.04)	(1.08)	(1.20)	(1.07)	(1.01)
Net asset value, end of period	$13.22	$13.57	$13.14	$13.41	$13.48	$13.38	$12.85
Market value, end of period	$11.94	$12.45	$12.79	$13.64	$12.86	$13.54	$11.50
Selected Information
Total return, net asset value (a)	3.47% (e)	8.47% (e)	5.97%	7.72%	10.13%	12.83%	9.87%
Total return, market value (b)	2.41% (e)	2.61% (e)	1.44%	14.92%	3.91%	28.22%	7.49%
Net assets at end of period (in millions)	$141	$145	$140	$143	$144	$143	$137
Ratio of expenses to average weekly net assets	1.86% (d)	2.31% (d)	1.87%	2.05%	2.82%	3.02%	3.55%
Ratio of expenses to average weekly net assets excluding interest expense	0.74% (d)	1.02% (d)	1.06%	1.18%	1.47%	1.02%	1.14%
Ratio of net investment income to average weekly net assets	7.33% (d)	9.77% (d)	7.79%	7.79%	8.41%	8.56%	7.98%
Portfolio turnover rate	16%	35%	13%	38%	31%	28%	44%
Amount of borrowings outstanding at end of period (in millions)	$40	$30	$41	$49	$29	$47	$46
Per-share amount of borrowings outstanding at end of period	$3.76	$2.82	$3.87	$4.57	$2.67	$4.44	$4.28
Per share amount of net assets, excluding borrowings, at end of period	$16.98	$16.39	$17.01	$17.98	$16.15	$17.82	$17.13
Asset coverage ratio (c)	452%	581%	439%	394%	604%	401%	401%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Annualized.

(e)  Total return has not been annualized.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio  February 28, 2006

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities — 14.8%
Fixed Rate — 14.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 (b)		$915,206	$942,437	$919,782
9.00%, 7/1/30, #C40149		169,733	174,126	182,852
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 (b)		542,543	552,532	553,790
5.00%, 7/1/18, #724954 (b)		2,059,360	2,056,580	2,037,265
6.50%, 6/1/29, #252497 (b)		233,960	232,419	240,686
7.50%, 3/1/30, #495694		330,388	325,151	346,219
7.50%, 5/1/30, #535289 (b)		53,980	52,212	56,500
8.00%, 5/1/30, #538266 (b)		20,265	20,015	21,534
6.00%, 5/1/31, #535909 (b)		441,349	443,782	447,004
6.50%, 11/1/31, #613339 (b)		237,267	242,371	243,792
5.50%, 7/1/33, #720735 (b)		2,641,359	2,610,649	2,622,375
Total U.S. Government Agency Mortgage-Backed Securities			7,652,274	7,671,799
Whole Loans and Participation Mortgages (c) (d) — 79.0%
Commercial Loans — 39.3%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11	11/29/00	1,547,013	1,547,013	1,558,979
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	01/01/05	888,007	888,007	914,647
Dixie Highway, Pompano Beach, FL, 6.93%, 9/1/11	08/31/04	832,813	832,813	874,454
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 (b)	09/09/02	1,714,911	1,714,911	1,800,656
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (b)	05/11/04	2,049,147	2,049,147	2,151,605
Metro Center, Albuquerque, NM, 5.20%, 5/1/09 (b)	04/07/04	2,561,012	2,561,012	2,522,450
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11	02/28/06	1,625,000	1,625,000	1,625,000
Murphy Industrial Building, Irvine, CA, 7.77%, 10/1/07 (b)	09/29/04	1,450,000	1,450,000	1,474,193
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	03/28/01	985,929	985,929	1,035,226
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11	12/23/05	1,400,000	1,400,000	1,427,383
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11	01/06/03	1,556,777	1,556,777	1,089,744
Schendel Office Building, Beaverton, OR, 8.20%, 10/1/07	09/30/97	967,071	967,071	968,822
Stephens Center, Missoula, MT, 6.38%, 9/1/10 (b)	08/21/03	1,345,189	1,345,189	1,376,977
Voit Office Building, Orange, CA, 8.13%, 9/1/08	08/17/01	1,491,742	1,491,742	1,536,494
			20,414,611	20,356,630
Multifamily Loans — 37.6%
712 S. Westlake Apartments, Los Angeles, CA, 7.27%, 7/1/07	06/03/05	1,800,000	1,800,000	1,834,090
756 S. Normandie, Los Angeles, CA, 7.02%, 8/1/07	07/28/05	1,575,000	1,575,000	1,602,136
Applewood Manor, Duluth, MN, 8.63%, 1/1/08	12/23/93	607,081	604,045	619,222
Cascade Village, Cascade Township, MI, 5.88%, 12/1/09 (b)	11/23/04	1,596,885	1,596,885	1,573,518
Franklin Woods Apartments, Franklin, NH, 6.00%, 3/1/10	02/24/95	939,377	936,838	936,101
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 (b)	06/03/04	1,216,408	1,216,408	1,217,793
Park Hollywood, Portland, OR, 7.38%, 6/1/12	05/31/02	1,137,733	1,137,733	1,194,620
Rush Oaks Apartments, LaPorte, TX, 7.78%, 12/1/07	11/26/97	473,709	473,709	483,183
Spring Creek Gardens, Plano, TX, 7.52%, 1/1/09	12/22/05	2,050,000	2,050,000	2,050,000
Steel Lake Apartments, Federal Way, WA, 7.04%, 6/1/08	05/31/05	3,985,000	3,985,000	4,024,850
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	09/29/99	1,122,780	1,122,780	1,167,692
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.77%, 3/1/07 (b)	02/21/03	1,900,000	1,900,000	1,622,934
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/06	02/21/03	350,000	350,000	245,000
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08	08/26/98	971,279	971,279	933,944
			19,719,677	19,505,083
Single Family Loans — 2.1%
Aegis, 1 loan, Massachusetts, 10.00%, 3/26/10	10/26/95	45,993	42,880	46,806
Aegis II, 2 loans, midwestern United States, 9.66%, 1/28/14	12/28/95	26,039	23,859	26,159
American Portfolio, 1 loan, California, 4.88%, 10/18/15	07/18/95	24,602	23,435	22,600

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	06/14/96	$94,523	$95,135	$91,792
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	03/01/04	40,049	39,307	37,925
Bluebonnet Savings and Loan, 7 loans, Texas, 6.66%, 8/31/10	05/22/92	176,306	161,527	170,487
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10	05/22/92	5,898	5,779	5,559
CLSI Allison Wiliams, 3 loans, Texas, 9.38%, 8/1/17	02/28/92	35,073	32,259	35,962
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21	01/07/92	38,776	36,671	38,201
Cross Roads Savings and Loan II, 3 loans, Oklahoma, 8.34%, 1/1/21	01/07/92	51,986	48,889	51,169
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	05/21/92	21,987	18,662	22,646
First Boston Mortgage Pool, 5 loans, United States, 9.04%, 11/5/07	06/23/92	50,134	40,975	51,126
Knutson Mortgage Portfolio I, 3 loans, midwestern United States, 9.37%, 8/1/17	02/26/92	171,201	163,365	176,236
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	09/09/92	47,486	45,112	48,911
Nomura III, 4 loans, midwestern United States, 8.20%, 4/29/17	09/29/95	120,411	108,845	117,699
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	07/01/02	65,912	54,071	67,889
Salomon II, 1 loan, midwestern United States, 9.34%, 11/23/14	12/23/94	38,194	33,246	38,779
Valley Bank of Commerce, 2 loans, New Mexico, 9.01%, 8/31/10	05/07/92	3,595	3,058	3,660
			977,075	1,053,606
Total Whole Loans and Participation Mortgages			41,111,363	40,915,319
Preferred Stocks — 18.5%
Real Estate Investment Trusts — 18.5%
AMB Property, Series L		14,500	359,755	351,625
AMB Property, Series M		5,600	139,850	139,384
BRE Properties, Series B		20,500	539,150	528,900
BRE Properties, Series C		400	10,216	10,032
BRE Properties, Series D		400	10,180	10,008
Car America Realty Corp., Series E		20,900	538,545	530,233
Developers Diversified Realty, Series E		13,000	338,650	331,500
Developers Diversified Realty, Series H		4,750	122,821	119,985
Developers Diversified Realty, Series I		3,800	100,450	96,900
Duke Realty Corp., Series J		2,100	52,246	52,185
Duke Realty Corp., Series K		6,200	152,826	153,450
Duke Realty Corp., Series L		12,000	302,160	299,880
Duke Realty Corp., Series M		2,000	50,000	50,640
Equity Office Properties Trust, Series G		20,500	553,847	516,600
Equity Residential Properties, Series D		1,600	42,553	42,000
Equity Residential Properties, Series N		20,100	500,946	496,671
Federal Realty Investment Trust		22,000	580,483	564,300
Health Care Properties, Series E		10,500	274,759	269,640
Health Care Properties, Series F		10,700	278,312	273,920
HRPT Properties Trust, Series A		8,400	225,120	210,840
HRPT Properties Trust, Series B		14,000	364,477	365,400
Kimco Realty, Series F		19,400	500,619	495,670
New Plan Excel Realty Trust, Series E		600	15,924	15,468
Post Properties, Inc., Series B		17,800	468,112	452,298
Prologis Trust, Series F		6,700	167,835	169,041
Prologis Trust, Series G		13,200	330,984	334,224
PS Business Park, Series D		11,500	308,161	293,940
PS Business Park, Series F		10,500	276,103	272,475
Public Storage, Series A		6,000	144,291	145,860
Public Storage, Series X		3,000	74,330	73,800
Public Storage, Series Z		11,500	282,309	282,095
Realty Income Corp., Series D		20,500	546,185	531,975
Regency Centers Corp., Series D		20,500	543,955	513,935
Vornado Realty Trust, Series E		4,800	121,338	122,688
Vornado Realty Trust, Series F		7,800	199,340	195,780

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio

Description of Security	Shares	Cost	Value (a)
Vornado Realty Trust, Series G	8,000	$200,400	$197,360
Vornado Realty Trust, Series	2,000	46,500	48,900
Total Preferred Stocks		9,763,732	9,559,602
Total Investments in Unaffiliated Securities		58,527,369	58,146,720
Short-Term Investment (e) — 3.9%

First American Prime Obligations Fund, Class Z	2,043,781	$2,043,781	$2,043,781
Total Investments in Securities (f) — 116.2%		$60,571,150	$60,190,501

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2006, securities valued at $20,882,854 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate		Due	Accrued Interest	Name of Broker and Description of Collateral
$6,933,424	2/10/06	4.65	%*	3/10/06	$25,076	(1)
1,000,000	2/28/06	5.51	%*	3/1/06	153	(2)
$7,933,424					$25,229

*  Interest rate as of February 28, 2006. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $915,206 par
Federal National Mortgage Association, 6.00%, 10/1/16, $542,543 par
Federal National Mortgage Association, 5.00%, 7/1/18, $2,059,360 par
Federal National Mortgage Association, 6.50%, 6/1/29, $233,960 par
Federal National Mortgage Association, 7.50%, 5/1/30, $53,980 par
Federal National Mortgage Association, 8.00%, 5/1/30, $20,265 par
Federal National Mortgage Association, 6.00%, 5/1/31, $441,349 par
Federal National Mortgage Association, 6.50%, 11/1/31, $237,267 par
Federal National Mortgage Association, 5.50%, 7/1/33, $2,641,359 par

  (2)  Morgan Stanley:
Cascade Village, 5.88%, 12/1/09, $1,596,885 par
Murphy Industrial Building, 7.77%, 10/1/07, $1,450,000 par
Hampden Medical Office, 7.38%, 10/1/12, $1,714,911 par
Hunt Club Apartments, 5.64%, 7/1/11, $1,216,408 par
Integrity Plaza Shopping Center, 7.88%, 7/1/12, $2,049,147 par
Metro Center, 5.20%, 5/1/09, $2,561,012 par
Stephens Center, 6.38%, 9/1/10, $1,345,189 par
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 7.77%, 3/1/07, $1,900,000 par

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $10,000,000 lending commitment.

(c)  Interest rates on commercial and multifamily loans are the rates in effect as of February 28, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2006.

(d)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2006, the total value of fair valued securities was $40,915,319 or 79.0% of net assets. See note 2 in Notes of Financial Statements.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as the advisor for the fund. See note 3 in Notes to Financial Statements.

(f)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $60,571,150. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$841,065
Gross unrealized depreciation	(1,213,078)
Net unrealized depreciation	$(380,649)

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II  February 28, 2006

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 5.4%
Fixed Rate — 5.4%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$4,881,099	$5,026,331	$4,905,504
9.00%, 7/1/30, #C40149		282,889	290,210	304,754
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		381,831	383,831	389,746
5.50%, 6/1/17, #648508		444,960	447,107	447,741
5.00%, 9/1/17, #254486		704,973	706,776	698,290
5.00%, 11/1/17, #657356		1,400,191	1,407,333	1,385,168
6.50%, 6/1/29, #252497		1,559,734	1,549,456	1,604,577
7.50%, 4/1/30, #532867		103,036	99,655	107,844
7.50%, 5/1/30, #535289		194,330	187,964	203,399
8.00%, 5/1/30, #538266		72,955	72,055	77,522
8.00%, 6/1/30, #253347		242,827	239,831	258,028
Total U.S. Government Agency Mortgage-Backed Securities			10,410,549	10,382,573
Corporate Note (d) (e) — 2.6%
Adjustable Rate — 2.6%
Stratus Properties, 8.89%, 1/1/08	06/14/01	5,000,000	5,000,000	5,100,000
Whole Loans and Participation Mortgages (c) (d) — 106.4%
Commercial Loans — 44.1%
1336 and 1360 Energy Park Drive, St. Paul, MN, 7.55%, 10/1/08 (b)	09/29/98	2,607,626	2,607,626	2,684,717
5555 East Van Buren, Phoenix, AZ, 5.68%, 7/1/11 (b)	06/23/04	6,500,000	6,500,000	6,490,851
Bigelow Office Building, Las Vegas, NV, 8.88%, 4/1/07	03/31/97	1,198,888	1,198,888	1,222,865
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,602,446	4,602,446	4,541,750
Cypress Point Office Park II, Tampa, FL, 5.30%, 7/1/09 (b)	05/19/04	4,471,543	4,471,543	4,412,573
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,292,815	2,292,815	2,407,456
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	866,921	866,921	892,494
Katy Plaza II, Houston, TX, 9.88%, 7/1/06 (h)	01/01/04	1,785,892	1,785,892	1,640,194
La Posada & Casitas I, Tucson, AZ, 8.32%, 11/1/06 (g)	11/02/01	5,680,000	5,680,000	5,680,000
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,526,319	4,526,319	4,471,080
Minikahda Mini Storage III, St. Paul, MN, 8.62%, 8/1/09 (b)	09/16/99	3,826,384	3,826,384	3,979,440
Minikahda Mini Storage V, St. Paul, MN, 8.75%, 9/1/09 (b)	07/02/01	2,103,883	2,103,883	2,188,038
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,591,526	1,591,526	1,671,102
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11	01/04/06	12,200,000	12,200,000	12,657,561
PennMont Office Plaza, Albuquerque, NM, 6.88%, 5/1/06 (b)	04/30/01	1,282,233	1,282,233	1,282,233
Rapid Park Parking Lot, Minneapolis, MN, 7.35%, 1/1/11	08/07/97	3,872,095	3,872,095	3,988,258
Raveneaux Country Club, Spring, TX, 8.07%, 1/1/07	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,595,070	2,595,070	2,724,823
Rimrock Plaza, Billings, MT, 7.65%, 12/1/08 (b)	12/02/98	2,851,243	2,851,243	2,908,268
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	420,349	420,349	427,408
Woodmen Corporate Center, Colorado Springs, CO, 7.07%, 9/1/08 (h)	08/08/05	9,950,000	9,950,000	10,177,049
			84,025,233	85,248,160
Multifamily Loans — 62.1%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (h)	06/27/03	5,084,592	5,084,592	4,273,793
Ashley Place Apartments I, 7.32%, 3/31/08 (b) (h)	03/31/05	6,500,000	6,500,000	6,642,019
Ashley Place Apartments II, 10.88%, 3/31/08 (h)	03/31/05	320,000	320,000	315,113
Autumnwood, Southern Woods, Hinton Hollow, Knoxville, TN, 7.68%, 6/1/09 (b)	05/24/02	7,027,568	7,027,568	7,308,671
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	4,036,592	4,036,592	3,078,544
Glenoaks Apartments, Glendale, CA, 7.57%, 2/1/08 (h)	01/13/05	6,850,000	6,850,000	5,919,155
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (h)	09/30/04	3,850,000	3,850,000	2,695,000

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio II

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 7.32%, 8/1/06 (b) (h)	07/23/03	$7,966,000	$7,966,000	$5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 9.88%, 8/1/06 (h)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (h)	06/27/03	670,141	670,141	584,964
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (h)	06/27/03	3,111,280	3,111,280	2,745,780
RP-Plaza Development, Oxnard, CA, 7.79%, 3/1/10 (h)	02/23/05	5,000,000	5,000,000	5,118,845
Sapphire Skies, Cle Elum, WA, 8.07%, 1/1/09	12/23/05	11,500,000	11,500,000	11,500,000
Scottsdale Terrace, Scottsdale, AZ, 7.82%, 11/1/08	10/31/05	5,850,000	5,850,000	5,850,000
Seven Oaks Apartments, Garland, TX, 12.93%, 8/1/09 (h)	07/15/04	6,144,000	6,144,000	5,419,605
Southridge Apartments, Austin, TX, 8.43%, 4/1/09	03/22/02	7,437,118	7,437,118	5,205,982
Spring Lake Apartments I, Anaheim, CA, 8.43%, 3/1/07 (b) (h)	02/23/05	7,000,000	7,000,000	7,103,383
Spring Lake Apartments II, Anaheim, CA, 9.88%, 3/1/07 (h)	02/23/05	600,000	600,000	526,697
Summit Chase Apartments I, Coral Springs, FL, 7.07%, 7/1/07 (h)	07/07/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 9.88%, 5/1/06 (h)	07/07/05	2,534,000	2,534,000	2,214,483
Sussex Club Apartments I, Athens, GA, 7.82%, 5/1/06 (b) (h)	04/08/03	9,798,000	9,798,000	8,219,332
Sussex Club Apartments II, Athens, GA, 11.88%, 5/1/06 (h)	04/08/03	612,000	612,000	612,000
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (h)	04/23/02	500,000	500,000	469,088
Tremont Towers, Houston, TX, 7.56%, 5/1/07 (h)	04/05/05	5,433,742	5,433,742	5,433,742
Vista Bonita Apartments, Denton, TX, 7.54%, 4/1/08 (b)	03/04/05	2,779,075	2,779,075	2,838,702
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	552,141	552,141	579,748
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,058,269	1,058,269	1,111,183
Woodside Village Apartments I, Midwest City, OK, 7.54%, 10/1/06 (b) (h)	09/22/03	4,210,000	4,210,000	4,252,100
Woodside Village Apartments II, Midwest City, OK, 9.88%, 10/1/06 (h)	09/22/03	947,000	947,000	803,371
			131,632,518	120,181,200
Single Family Loans — 0.2%
Merchants Bank, 5 loans, Vermont, 10.48%, 12/1/20	12/18/92	134,696	135,835	138,379
PHH U.S. Mortgage, 3 loans, United States, 8.65%, 1/1/12	12/30/92	193,548	181,296	164,470
			317,131	302,849
Total Whole Loans and Participation Mortgages			215,974,882	205,732,209
Preferred Stocks — 14.4%
Real Estate Investment Trusts — 14.4%
AMB Property, Series L		62,000	1,583,757	1,503,500
AMB Property, Series M		14,360	367,561	357,420
AMB Property, Series O		17,500	437,500	446,250
BRE Properties, Series C (b)		62,000	1,560,500	1,554,960
BRE Properties, Series D (b)		18,148	457,465	454,063
CarrAmerica Realty, Series E (b)		87,574	2,261,548	2,221,752
Developers Diversified Realty, Series H		63,700	1,636,809	1,609,062
Developers Diversified Realty, Series I		31,600	823,427	805,800
Duke Realty, Series J (b)		38,244	974,588	950,364
Duke Realty, Series K (b)		43,000	1,081,863	1,064,250
Duke Realty, Series L (b)		12,000	302,160	299,880
Duke Realty, Series M		8,000	200,000	202,560
Equity Residential Properties, Series N (b)		75,000	1,897,834	1,853,250
HRPT Properties, Series C		100,000	2,500,000	2,507,000
Health Care Properties, Series E (b)		10,000	257,000	256,800
Health Care Properties, Series F		22,800	576,840	583,680
Prologis Trust, Series F (b)		35,120	892,477	886,078
Prologis Trust, Series G (b)		43,190	1,098,075	1,093,571
PS Business Parks, Series H		35,000	868,036	866,600
PS Business Parks, Series I		20,000	485,577	494,000
PS Business Parks, Series M		43,180	1,077,682	1,077,341
Public Storage, Series A (b)		40,000	977,346	972,400
Public Storage, Series E (b)		15,000	377,550	375,000

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio II

Description of Security	Shares	Cost	Value (a)
Public Storage, Series X (b)	20,000	$502,366	$492,000
Public Storage, Series Z (b)	20,000	497,779	490,600
Regency Centers, Series C (b)	50,000	1,245,000	1,245,315
Regency Centers, Series D (b)	36,888	962,795	924,782
Vornado Realty Trust, Series F (b)	65,000	1,611,277	1,631,500
Vornado Realty Trust, Series G (b)	11,000	257,950	271,370
Vornado Realty Trust, Series I (b)	16,000	374,000	391,200
Total Preferred Stocks		28,146,762	27,882,348
Total Investments in Unaffiliated Securities		259,532,193	249,097,130
Short-Term Investment (i) — 3.1%
First American Prime Obligations Fund, Class Z	6,077,656	6,077,656	6,077,656
Total Investments in Securities (j) — 131.9%		$265,609,849	$255,174,786

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2006, securities valued at $112,592,990 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$56,500,000	2/1/06	5.45%	3/1/06	$239,300	(1)
9,314,985	2/10/06	4.65%	3/10/06	33,689	(2)
8,452,000	2/8/06	5.27%	3/8/06	34,644	(3)
$74,266,985				$307,633

*  Interest rate as of February 28, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,607,626 par
5555 East Van Buren, 5.68%, 7/1/11, $6,500,000 par
Ashley Place Apartments I, 7.32%, 3/31/08, $6,500,000 par
Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09, $7,027,568 par
Chardonnay Apartments, 6.40%, 7/1/13, $4,036,592 par
Cypress Point Office Park I, 5.30%, 6/1/09, $4,602,446 par
Cypress Point Office Park II, 5.30%, 7/1/09, $4,471,543 par
Hadley Avenue Business Center, 8.38%, 1/1/11, $2,292,815 par
LaCosta Centre, 5.20%, 3/1/09, $4,526,319 par
Minikahda Mini Storage III, 8.62%, 8/1/09, $3,826,384 par
Minikahda Mini Storage V, 8.75%, 9/1/09, $2,103,883 par
Misty Woods/Riverfall Square I, 7.32%, 8/1/06, $7,966,000 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,591,526 par
PennMont Office Plaza, 6.88%, 5/1/06, $1,282,233 par
Redwood Dental Building, 7.40%, 7/1/12, $2,595,070 par
Rimrock Plaza, 7.65%, 12/1/08, $2,851,243 par
Spring Lake Apartments I, 8.43%, 3/1/07, $7,000,000 par
Sussex Club Apartments I, 7.82%, 5/1/06, $9,798,000 par
Vista Bonita Apartments, 7.54%, 4/1/08, $2,779,075 par
Woodside Village Apartments I, 7.54%, 10/1/06, $4,210,000 par

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

  (2)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,881,099 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $282,889 par
Federal National Mortgage Association, 6.00%, 10/1/16, $381,831 par
Federal National Mortgage Association, 5.50%, 6/1/17, $444,960 par
Federal National Mortgage Association, 5.00%, 9/1/17, $704,973 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,400,191 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,559,734 par
Federal National Mortgage Association, 7.50%, 4/1/30, $103,036 par
Federal National Mortgage Association, 7.50%, 5/1/30, $194,330 par
Federal National Mortgage Association, 8.00%, 5/1/30, $72,955 par
Federal National Mortgage Association, 8.00%, 6/1/30, $242,827 par

  (3)  Dresdner Bank:
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
CarrAmerica Realty, Series E, 71,974 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Equity Residential Properties, Series N, 75,000 shares
Health Care Properties, Series E, 10,000 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series X, 20,000 shares
Public Storage, Series Z, 20,000 shares
Regency Centers, Series C, 50,000 shares
Regency Centers, Series D, 36,888 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $15,000,000 using preferred stock as collateral.

(c)  Interest rates on commercial and multifamily loans are the rates in effect on February 28, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2006.

(d)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2006, the total value of fair valued securities was $210,832,209 or 109.0% of net assets. See note 2 in Notes to Financial Statements.

(e)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006.

(h)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of February 28, 2006.

(i)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(j)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $265,609,849. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$2,730,571
Gross unrealized depreciation	(16,302,634)
Net unrealized depreciation	$(13,572,063)

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III  February 28, 2006

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 4.1%
Fixed Rate — 4.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$4,881,099	$5,026,331	$4,905,504
9.00%, 7/1/30, #C40149		396,044	406,294	426,655
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		381,831	383,832	389,746
5.50%, 2/1/17, #623874		748,340	746,617	753,485
5.50%, 6/1/17, #648508		444,960	447,107	447,741
5.00%, 9/1/17, #254486		704,973	706,776	698,290
5.00%, 11/1/17, #657356		1,400,191	1,407,333	1,385,168
6.50%, 6/1/29, #252497		1,091,814	1,084,620	1,123,204
7.50%, 4/1/30, #532867		92,346	89,316	96,655
7.50%, 5/1/30, #535289		194,330	187,964	203,399
8.00%, 5/1/30, #538266		72,955	72,055	77,522
8.00%, 6/1/30, #253347		218,544	215,848	232,226
Total U.S. Government Agency Mortgage-Backed Securities			10,774,093	10,739,595
Private Mortgage-Backed Security (c) — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	196,358	102,303	—
Whole Loans and Participation Mortgages (c) (d) — 99.4%
Commercial Loans – 43.8%
150 North Pantano I, Tucson, AZ, 7.79% 2/1/08 (f)	01/07/05	3,525,000	3,525,000	3,583,815
150 North Pantano II, Tucson, AZ, 14.88% 2/1/08 (f)	01/07/05	440,000	440,000	448,800
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (b)(f)	04/08/04	3,800,000	3,800,000	3,734,967
Academy Spectrum, Colorado Springs, CO, 7.70%, 5/1/09 (b)	12/18/02	5,118,344	5,118,344	5,323,078
Apache Meridian Plaza I, Apache Junction, AZ, 7.50%, 3/1/09	02/22/06	5,320,000	5,320,000	5,320,000
Apache Meridian Plaza II, Apache Junction, AZ, 15.00%, 3/1/09	02/22/06	665,000	665,000	665,000
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (b)	08/02/04	3,345,141	3,345,141	3,364,890
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (b)	06/28/04	3,397,523	3,397,523	3,351,597
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	349,553	349,553	351,023
France Avenue Business Park II, Brooklyn Park, MN, 7.40%, 10/1/12 (b)	09/12/02	4,465,583	4,465,583	4,688,862
Holiday Village Shopping Center, Park City, UT, 7.15%, 11/1/07 (b)	11/12/02	4,671,805	4,671,805	4,762,139
INA Corporate Land, Tucson, AZ, 7.82%, 4/1/07 (f)	03/03/05	4,733,480	4,733,480	4,733,479
Indian Street Shoppes, Stuart, FL, 7.88%, 2/1/09 (b)	01/27/99	2,126,982	2,126,982	2,212,061
Jackson Street Warehouse, Phoenix, AZ, 8.53%, 7/1/07 (b)	06/30/98	2,734,814	2,734,814	2,789,511
Jefferson Office Building, Olympia, WA, 7.38%, 12/1/13	11/05/98	756,084	756,084	793,888
Jillys American Grill, Scottsdale, AZ, 6.77%, 9/1/08 (f)	08/19/05	1,810,000	1,810,000	1,828,100
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (b)	11/01/04	4,107,054	4,107,054	4,096,310
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11	02/27/06	7,300,000	7,300,000	7,300,000
Pacific Shores Mobile Home Park II, Newport, OR, 11.00%, 10/1/06	09/27/96	516,474	513,892	521,639
Preston Trail Village I, Dallas, TX, 7.57%, 12/1/07	11/18/05	17,300,000	17,300,000	17,646,000
Preston Trail Village II, Dallas, TX, 13.38%, 12/1/07	11/18/05	2,500,000	2,500,000	2,206,574
RealtiCorp Fund III, Orlando/Crystal River, FL, 9.57%, 3/1/07	02/28/06	7,500,000	7,500,000	7,500,000
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (b)	04/12/00	2,825,885	2,825,885	2,967,180
Spa Atlantis, Pompano Beach, FL, 7.57%, 10/1/08	09/30/05	19,500,000	19,500,000	19,695,000
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (b)	08/25/04	3,608,475	3,608,475	3,737,525
			112,414,615	113,621,438
Multifamily Loans — 53.3%
Archstone Vinings, Vinings, GA, 7.57%, 11/1/07 (f)	11/01/04	16,500,000	16,500,000	14,780,319
Centennial Park I, Richardson, TX, 8.08%, 3/1/07	02/28/06	12,135,000	12,135,000	12,135,000
Centennial Park II, Richardson, TX, 15.00%, 3/1/07	02/28/06	2,530,000	2,530,000	2,530,000
Chateau Club Apartments I, Athens, GA, 7.57%, 6/1/07 (f)	05/18/04	6,000,000	6,000,000	6,024,660
Chateau Club Apartments II, Athens, GA, 11.88%, 6/1/07 (f)	05/18/04	500,000	500,000	422,969

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Strategic Income Portfolio III

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (b)	08/29/03	$2,540,426	$2,540,426	$2,667,447
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09	10/14/05	7,600,000	7,600,000	7,768,842
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09	10/14/05	2,850,000	2,850,000	2,688,435
Eastern Oaks Apartments I, Abilene, TX, 7.29%, 8/1/08 (f)	07/01/05	4,483,000	4,483,000	4,597,805
Eastern Oaks Apartments II, Abilene, TX, 9.88%, 8/1/08 (f)	07/01/05	953,000	953,000	881,344
El Dorado Apartments I, Tucson, AZ, 7.29%, 9/1/07 (b)	08/26/04	2,587,388	2,587,388	2,559,643
El Dorado Apartments II, Tucson, AZ, 14.88%, 9/1/07 (f)	08/24/04	500,000	500,000	443,630
Flint Ridge on the Lake Apartments I, Hillsborough, NC, 7.57%, 1/1/07 (b)(f)	12/19/03	5,840,000	5,840,000	5,893,640
Flint Ridge on the Lake Apartments II, Hillsborough, NC, 13.88%, 1/1/07 (f)	12/19/03	500,000	500,000	456,066
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (b)	12/24/03	1,423,812	1,423,812	1,495,002
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	63,331	63,331	65,129
Good Haven Apartments I, Dallas, TX, 7.57%, 9/1/07 (b)(f)	08/24/04	6,737,000	6,737,000	6,832,564
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 (f)	08/24/04	842,000	842,000	797,529
Grand Courtyards, Grand Prairie, TX, 9.93%, 2/10/09 (f)	01/28/04	7,215,000	7,215,000	8,122,647
Hidden Ridge I, Irving, TX, 7.32%, 8/1/06 (b)(f)	07/23/03	13,232,000	13,232,000	13,232,000
Hidden Ridge II, Irving, TX, 9.90%, 8/1/06 (f)	07/23/03	2,648,000	2,648,000	2,195,449
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (b)	03/25/04	3,462,936	3,462,936	3,403,918
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	03/25/04	99,300	99,300	104,265
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	1,033,412	1,033,412	1,085,082
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	63,331	63,331	65,129
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 2/1/12	03/07/97	1,091,890	1,091,890	1,146,485
Nassau Lakes Apartments, Fernadina Beach, FL, 6.82%, 4/1/08 (f)	03/29/05	6,760,869	6,760,869	6,794,673
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	984,992	984,992	1,034,241
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	63,331	63,331	65,129
River Canyon Apartments, Canyon Country, CA, 19.90%, 1/1/07 (f)	06/28/05	3,300,000	3,300,000	2,881,620
Tiffany Woods Apartments, Muskegon, MI, 7.57%, 10/1/07 (b)(f)	09/21/04	7,840,000	7,840,000	7,872,222
Tulsa Apartment Portfolio I, Tulsa, OK, 9.93%, 3/1/07 (e)(f)	02/27/03	6,790,000	6,790,000	4,753,000
Tulsa Apartment Portfolio II, Tulsa, OK, 9.93%, 3/1/07 (f)	02/27/03	8,230,000	8,230,000	5,761,000
Warwick West Apartments, Oklahoma City, OK, 14.90%, 9/1/07	09/01/04	1,871,690	1,871,690	1,814,472
Westchase Apartments, Austell, GA, 7.82%, 8/1/06 (b)(f)	08/12/03	6,700,000	6,700,000	4,690,000
			145,971,708	138,061,356
Single Family Loans — 2.3%
3500 Anini Road, I loan, Hawaii, 6.41%, 7/1/07	06/08/05	5,525,000	5,525,000	5,246,899
Arbor, 7 loans, New York, 9.27%, 8/16/17	02/16/96	679,964	681,525	679,964
			6,206,525	5,926,863
Total Whole Loans and Participation Mortgages			264,592,848	257,609,657
Preferred Stocks — 15.4%
Real Estate Investment Trusts — 15.4%
AMB Property, Series L		97,000	2,473,891	2,352,250
AMB Property, Series M		21,240	543,889	528,664
AMB Property, Series O		12,500	312,500	318,750
BRE Properties, Series C (b)		93,600	2,362,220	2,347,488
BRE Properties, Series D (b)		32,918	823,501	823,608
CarrAmerica Realty, Series E (b)		125,126	3,238,952	3,174,447
Developers Diversified Realty, Series G		400	10,380	10,204
Developers Diversified Realty, Series H		63,000	1,634,450	1,591,380
Developers Diversified Realty, Series I		59,000	1,538,322	1,504,500
Duke Realty, Series J (b)		94,000	2,361,279	2,326,500
Duke Realty, Series K (b)		20,956	535,385	520,757
Duke Realty, Series M		2,000	50,000	50,640
Equity Residential Properties, Series N (b)		125,000	3,150,150	3,088,750
Health Care Properties, Series E (b)		14,990	385,068	384,943
Health Care Properties, Series F (b)		82,800	2,092,430	2,119,680
HRPT Property Trust, Series C		100,000	2,500,000	2,507,000

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

American Strategic Income Portfolio III

Description of Security	Shares	Cost	Value (a)
Kimco Realty, Series F	15,000	$378,000	$383,250
Post Properties, Series B	1,600	39,940	40,656
Prologis Trust, Series F (b)	54,580	1,384,051	1,377,053
Prologis Trust, Series G (b)	65,210	1,654,640	1,651,117
PS Business Parks, Series H	59,610	1,487,689	1,487,270
PS Business Parks, Series I	35,000	864,224	866,600
PS Business Parks, Series L	20,000	488,475	494,000
PS Business Parks, Series M	7,000	179,550	178,500
Public Storage, Series A (b)	38,000	921,909	923,780
Public Storage, Series X (b)	59,000	1,481,818	1,451,400
Public Storage, Series Z (b)	30,000	746,643	735,900
Realty Income, Series D (b)	17,000	434,500	441,150
Regency Centers, Series C (b)	68,424	1,769,778	1,715,390
Regency Centers, Series D (b)	50,000	1,243,000	1,245,315
Vornado Realty Trust, Series E (b)	7,400	186,598	189,144
Vornado Realty Trust, Series F (b)	65,000	1,605,423	1,631,500
Vornado Realty Trust, Series G (b)	41,850	1,004,886	1,032,439
Vornado Realty Trust, Series I (b)	18,000	420,500	440,100
Total Preferred Stocks		40,304,041	39,934,125
Total Investments in Unaffiliated Securities		315,773,285	308,283,377
Short-Term Investment (g) — 9.9%
First American Prime Obligations Fund, Class Z	25,509,538	25,509,538	25,509,538
Total Investments in Securities (h) — 128.8%		$341,282,823	$333,792,915

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2006, securities valued at $128,034,612 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,877,666	2/10/06	4.65%	3/10/06	$35,724	(1)
30,000,000	2/27/06	5.51%	3/1/06	9,175	(2)
13,283,000	2/8/06	5.27%	3/8/06	54,446	(3)
$53,160,666				$99,345

*  Interest rate as of February 28, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $4,881,099 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $396,044 par
Federal National Mortgage Association, 6.00%, 10/1/16, $381,831 par
Federal National Mortgage Association, 5.50%, 2/1/17, $748,340 par
Federal National Mortgage Association, 5.50%, 6/1/17, $444,960 par
Federal National Mortgage Association, 5.00%, 9/1/17, $704,973 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,400,191 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,091,814 par
Federal National Mortgage Association, 7.50%, 4/1/30, $92,346 par
Federal National Mortgage Association, 7.50%, 5/1/30, $194,330 par
Federal National Mortgage Association, 8.00%, 5/1/30, $72,955 par
Federal National Mortgage Association, 8.00%, 6/1/30, $218,544 par

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

  (2)  Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,800,000 par
Academy Spectrum, 7.70%, 5/1/09, $5,118,344 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,345,141 par
Carrier 360, 5.40%, 7/1/09, $3,397,523 par
Country Villa Apartments, 6.90%, 9/1/13, $2,540,426 par
El Dorado Apartments I, 7.29%, 9/1/07, $2,587,388 par
Flint Ridge on the Lake Apartments I, 7.57%, 1/1/07, $5,840,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,465,583 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,423,812 par
Good Haven Apartments I, 7.57%, 9/1/07, $6,737,000 par
Hidden Ridge I, 7.32%, 8/1/06, $13,232,000 par
Holiday Village Shopping Center, 7.15%, 11/1/07, $4,671,805 par
Indian Street Shoppes, 7.88%, 2/1/09, $2,126,982 par
Jackson Street Warehouse, 8.53%, 7/1/07, $2,734,814 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,462,936 par
North Austin Business Center, 5.65%, 11/1/11, $4,107,054 par
Shoppes at Jonathan's Landing, 7.95%, 5/1/10, $2,825,885 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,608,475 par
Tiffany Woods Apartments, 7.57%, 10/1/07, $7,840,000 par
Westchase Apartments, 7.82%, 8/1/06, $6,700,000 par

  (3)  Dresdner Bank:
BRE Properties, Series C, 93,600 shares
BRE Properties, Series D, 32,918 shares
CarrAmerica Realty, Series E, 113,228 shares
Duke Realty, Series J, 94,000 shares
Duke Realty, Series K, 20,956 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 60,000 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series X, 59,000 shares
Public Storage, Series Z, 30,000 shares
Realty Income, Series D, 17,000 shares
Regency Centers, Series C, 68,424 shares
Regency Centers, Series D, 50,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $90,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $90,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $20,000,000 using preferred stock as collateral.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2006, the total market value of fair valued securities was $257,609,657 or 99.4% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest rates on commercial and multifamily loans are the rates in effect on February 28, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2006.

(e)  Security is in default.

(f)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of February 28, 2006.

(g)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(h)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $341,282,823. There are currently no material differences between tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,682,075
Gross unrealized depreciation	(11,171,983)
Net unrealized depreciation	$(7,489,908)

2006 Semiannual Report

First American Mortgage Funds

American Select Portfolio  February 28, 2006

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 4.4%
Fixed Rate — 4.4%:
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,745,618	$2,827,311	$2,759,346
7.50%, 12/1/29, #C00896		430,825	422,963	451,199
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		1,400,191	1,407,328	1,385,168
6.50%, 6/1/29, #252497		1,403,761	1,394,509	1,444,119
7.50%, 5/1/30, #535289		107,961	104,424	112,999
8.00%, 5/1/30, #538266		40,530	40,030	43,068
Total U.S. Government Agency Mortgage-Backed Securities			6,196,565	6,195,899
Corporate Note — 3.6%
Adjustable Rate (c) (e) — 3.6%
Stratus Properties, 8.89%, 1/1/08	12/28/00	5,000,000	5,000,000	5,100,000
Whole Loans and Participation Mortgages (d) (e) — 106.6%
Commercial Loans — 46.6%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 (b) (f)	12/22/04	5,195,103	5,195,103	5,141,282
7 Broadway, Albuquerque, NM, 7.79%, 1/1/08	12/17/04	4,133,785	4,133,785	4,202,757
Advanced Circuits and Hopkins II Business Center, Hopkins, MN, 7.02%, 3/1/06 (b)	12/01/05	2,040,832	2,040,832	2,040,832
Best Buy, Fullerton, CA, 8.63%, 1/1/11	12/29/00	1,811,342	1,811,342	1,901,909
George Gee Pontiac, Liberty Lake, WA, 7.23%, 7/1/10 (f)	06/30/05	4,675,000	4,675,000	4,908,750
George Gee Pontiac, Liberty Lake, WA, 7.25%, 7/1/10 (f)	06/30/05	2,125,000	2,125,000	2,231,250
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11	02/23/06	9,500,000	9,500,000	9,500,000
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	02/23/06	1,200,000	1,200,000	1,200,000
Landmark Bank Center, Sarasota, FL, 5.85%, 7/1/09 (b)	10/01/04	4,740,363	4,740,363	4,733,312
Northrop Grumman Campus I, Colorado Springs, CO, 7.57%, 12/1/08	11/15/05	5,700,000	5,700,000	5,871,000
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/08	11/15/05	1,100,000	1,100,000	1,121,559
Oxford Mall, Oxford, MS, 8.32%, 10/1/06 (f)	09/24/04	5,175,000	5,175,000	5,175,000
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 (b)	05/12/03	5,040,234	5,040,234	5,292,246
Point Plaza, Turnwater, WA, 8.43%, 1/1/11 (b)	04/19/04	6,081,606	6,081,606	5,632,210
Town Square #6, Olympia, WA, 7.40%, 9/1/12 (b)	08/02/02	3,900,165	3,900,165	4,095,174
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 (b)	12/20/01	2,481,609	2,481,609	2,605,689
			64,900,039	65,652,970
Multifamily Loans — 60.0%
Blossom Corners Apartments I, Orlando, FL, 7.82%, 2/1/09	01/19/06	3,750,000	3,750,000	3,862,500
Blossom Corners Apartments II, Orlando, FL, 14.88%, 2/1/09	01/19/06	450,000	450,000	451,611
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 (b)	08/11/03	4,675,419	4,675,419	4,661,222
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	08/11/03	694,452	694,452	728,453
Casa del Vista Apartments, Carson City, NV, 8.40%, 1/1/08 (b)	12/15/00	2,884,876	2,884,876	2,942,574
Castle Arms Apartments, Austin, TX, 8.00%, 4/1/06	03/19/99	887,539	887,539	887,539
Centre Court, White Oaks and Green Acres Apartments, North Canton and Massilon, OH, 8.65%, 1/1/09 (b)	12/30/98	3,697,894	3,697,894	3,808,830
Colonia Tepeyac Apartments I, Dallas, TX, 7.57%, 12/1/06 (b) (f)	12/03/03	5,744,000	5,744,000	5,801,440
Colonia Tepeyac Apartments II, Dallas, TX, 14.88%, 12/1/06 (f)	12/03/03	718,000	718,000	698,911
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 (b)	03/24/99	2,679,632	2,679,632	2,786,818
Forest Hills Apartments, Hickory, NC, 7.82%, 2/1/08 (b) (f)	02/01/05	7,300,000	7,300,000	7,446,000
Fountain Villas, Phoenix, AZ, 7.77%, 9/1/08 (f)	08/08/05	1,825,000	1,825,000	1,825,000
Four Seasons Apartments, Charlotte, NC, 7.77%, 3/1/08 (b) (f)	02/28/05	2,160,000	2,160,000	2,211,860
Glen Iris Land, Atlanta, GA, 7.99%, 3/1/07	02/02/06	6,250,000	6,250,000	6,250,000
Greenwood Residences, Milton, WA, 7.63%, 4/1/08 (b)	03/12/98	2,181,917	2,181,917	2,243,656
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12 (b)	07/02/02	6,183,979	6,183,979	6,493,178
Lakeside Village Apartments I, Oklahoma City, OK, 7.54%, 6/1/07 (f)	05/19/04	3,700,000	3,700,000	3,733,985
Lakeside Village Apartments II, Oklahoma City, OK, 14.88%, 6/1/07 (f)	05/19/04	460,000	460,000	427,556

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

First American Mortgage Funds

Schedule of INVESTMENTS (unaudited) continued

American Select Portfolio

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Revere Apartments, Revere, MA, 7.28%, 5/1/09 (b)	04/22/99	$1,196,991	$1,196,991	$1,241,356
RP Urban Partners, Oxnard, CA, 7.79%, 3/1/10 (f)	02/23/05	5,000,000	5,000,000	5,118,845
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 (b)	06/05/03	7,003,244	7,003,244	7,295,818
Village Commons Apartments, San Ramon, CA, 6.72%, 5/1/08 (f)	04/27/05	7,060,000	7,060,000	7,111,178
Woodstock Apartments I, Dallas, TX, 7.22%, 1/1/06 (f) (g)	12/06/01	8,300,000	8,300,000	5,810,000
Woodstock Apartments II, Dallas, TX, 11.00%, 1/1/06 (f) (g)	12/06/01	1,000,000	1,000,000	700,000
			85,802,943	84,538,330
Total Whole Loans and Participation Mortgages			150,702,982	150,191,300
Preferred Stocks — 12.1%
Real Estate Investment Trusts — 12.1%
AMB Property, Series M		8,700	222,285	216,543
AMB Property, Series O		55,000	1,375,000	1,402,500
BRE Properties, Series C (b)		68,000	1,713,000	1,705,440
BRE Properties, Series D (b)		3,434	86,548	85,919
HRPT Properties Trust, Series C		50,000	1,250,000	1,253,500
CarrAmerica Realty Corp., Series E (b)		60,169	1,546,634	1,526,487
Developers Diversified Realty, Series H		13,437	338,536	339,419
Developers Diversified Realty, Series I		52,912	1,356,657	1,349,256
Duke Realty Corp., Series L (b)		71,000	1,787,780	1,774,290
Health Care Properties, Series E (b)		3,510	90,207	90,137
Health Care Properties, Series F		22,800	576,840	583,680
PS Business Parks, Inc., Series H		30,000	744,036	742,800
PS Business Parks, Inc., Series I		16,000	388,272	395,200
PS Business Parks, Inc., Series M		22,210	554,629	554,139
Public Storage, Series E (b)		65,000	1,627,750	1,625,000
Regency Centers Corp., Series C (b)		5,888	151,779	147,612
Regency Centers Corp., Series D (b)		64,000	1,592,900	1,594,003
Vornado Realty Trust, Series F (b)		60,000	1,491,564	1,506,000
Vornado Realty Trust, Series I (b)		6,000	139,500	146,700
Total Preferred Stocks			17,033,917	17,038,625
Total Investments in Unaffiliated Securities			178,933,464	178,525,824
Short-Term Investment (h) — 1.2%
First American Prime Obligations Fund, Class Z		1,751,885	1,751,885	1,751,885

Total Investments in Securities (i) — 127.9%	$180,685,349	$180,277,709

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  On February 28, 2006, securities valued at $92,886,420 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,194,991	2/10/2006	4.65%	3/10/2006	$22,405	(1)
17,000,000	2/1/2006	5.45%	3/1/2006	72,003	(2)
12,000,000	2/22/2006	5.45%	3/1/2006	12,708	(2)
4,875,000	2/8/2006	5.27%	3/8/2006	19,982	(3)
$40,069,991				$127,098

*  Interest rate as of February 28, 2006. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

2006 Semiannual Report

First American Mortgage Funds

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,745,618 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $430,825 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,400,191 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,403,761 par
Federal National Mortgage Association, 7.50%, 5/1/30, $107,961 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,530 par

  (2)  Morgan Stanley:
12000 Aerospace, 5.43%, 1/1/10, $5,195,103 par
Advanced Circuits and Hopkins II Business Center, 7.02%, 3/1/06, $2,040,832 par
Briarhill Apartments I, 6.90%, 9/1/15, $4,675,419 par
Casa del Vista Apartments, 8.40%, 1/1/08, $2,884,876 par
Centre Court, White Oaks, and Green Acres Apartments, 8.65%, 1/1/09, $3,697,894 par
Colonia Tepeyac Apartments I, 7.57%, 12/1/06, $5,744,000 par
El Conquistador Apartments, 7.65%, 4/1/09, $2,679,632 par
Forest Hills Apartments, 7.82%, 2/1/08, $7,300,000 par
Four Seasons Apartments, 7.77%, 3/1/08, $2,160,000 par
Greenwood Residences, 7.63%, 4/1/08, $2,184,999 par
Hunters Meadow, 7.80%, 8/1/12, $6,195,662 par
Landmark Bank Center, 5.85%, 7/1/09, $4,740,363 par
Peony Promenade, 6.93%, 6/1/13, $5,040,234 par
Point Plaza, 8.43%, 1/1/11, $6,081,606 par
Revere Apartments, 7.28%, 5/1/09, $1,196,991 par
Sheridan Pond Apartments, 6.43%, 7/1/13, $7,003,244 par
Town Square #6, 7.40%, 9/1/12, $3,900,165 par
Victory Packaging, 8.53%, 1/1/12, $2,481,609 par

  (3)  Dresdner Bank:
BRE Properties, Series C, 68,000 shares
BRE Properties, Series D, 3,434 shares
CarrAmerica Realty, Series E, 44,669 shares
Duke Realty, Series L, 71,000 shares
Health Care Properties, Series E, 3,510 shares
Public Storage, Series E, 65,000 shares
Regency Centers, Series C, 5,888 shares
Regency Centers, Series D, 64,000 shares
Vornado Realty Trust, Series F, 60,000 shares
Vornado Realty Trust, Series I, 6,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $60,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $60,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using preferred stock as collateral.

(c)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006.

(d)  Interest rates on commercial and multifamily loans are the rates in effect as of February 28, 2006.

(e)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2006, the total market value of fair valued securities was $155,291,300 or 110.2% of net assets. See note 2 in Notes to Financial Statements.

(f)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of February 28, 2006.

(g)  Security is in default.

(h)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(i)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $180,685,349. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$3,112,164
Gross unrealized depreciation	(3,519,804)
Net unrealized depreciation	$(407,640)

2006 Semiannual Report

First American Mortgage Funds

NOTICE TO SHAREHOLDERS (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2006 Semiannual Report

First American Mortgage Funds

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of First American Mortgage Funds
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of First American Mortgage Funds
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of First American Mortgage Funds
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of First American Mortgage Funds

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of First American Mortgage Funds

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of First American Mortgage Funds

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of First American Mortgage Funds

Owner and President of Strauss Management Company

JAMES WADE

Director of First American Mortgage Funds

Owner and President of Jim Wade Homes

The Board of Directors of the First American Mortgage Funds is comprised entirely of independent directors.

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

AMERICAN STRATEGIC INCOME PORTFOLIO INC. II

AMERICAN STRATEGIC INCOME PORTFOLIO INC. III

AMERICAN SELECT PORTFOLIO INC.

2006 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of
U.S. Bank National Association, which is a
wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper
containing 10% postconsumer waste.

4/2006 0071-06 WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006